Accrued liabilities and provisions (Tables)	6 Months Ended
Jun. 30, 2021
Accrued liabilities and provisions
Schedule of accrued liabilities and provisions

	Abandonment		Environmental
	and dismantling		contingencies and
	costs	Litigations	others	Total
Balance as of December 31, 2020	11,239,325	118,139	1,070,266	12,427,730
Update in abandonment costs	(58,793)	—	—	(58,793)
Additions (recoveries)	(5,663)	206,515	93,215	294,067
Uses	(177,617)	(1,136)	(38,796)	(217,549)
Financial cost	143,593	—	—	143,593
Foreign currency translation	92,485	308	22,146	114,939
Transfers	(2,200)	—	(47,545)	(49,745)
Balance as of June 30, 2021 (unaudited)	11,231,130	323,826	1,099,286	12,654,242

Current	761,633	30,762	226,681	1,019,076
Non-current	10,469,497	293,064	872,605	11,635,166
	11,231,130	323,826	1,099,286	12,654,242